CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total	Combined share capital	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income		Non-controlling interests	Brookfield Infrastructure Partners L.P
Beginning balance at Dec. 31, 2018		$ 3,249	$ 681		$ 388	$ 115	$ 278	[1]	$ 1,787	$ 1,462
Net income (loss)		570			197				373	197
Other comprehensive loss		233					245	[1]	(12)	245
Comprehensive (loss) income		803			197		245	[1]	361	442
Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.		(250)	(250)							(250)
Distributions to non-controlling interests		(525)							(525)
Ending balance at Dec. 31, 2019		3,277	431		585	115	523	[2]	1,623	1,654
Net income (loss)		(232)			(552)				320	(552)
Other comprehensive loss		(341)					16	[2]	(357)	16
Comprehensive (loss) income		(573)			(552)		16	[2]	(37)	(536)
Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.		(33)	(33)							(33)
Distributions to non-controlling interests		(436)							(436)
Reorganization	[3]	(2,860)	(398)			(2,462)
Share issuance		53								53
Ending balance at Dec. 31, 2020		(572)	$ 0	$ 53	33	(2,347)	539	[2],[4]	1,150	(1,722)
Net income (loss)		27			(368)				395	(368)
Other comprehensive loss		(86)					(5)	[4]	(81)	(5)
Comprehensive (loss) income		(59)			(368)		(5)	[4]	314	(373)
Distributions to non-controlling interests		(425)							(425)
Acquisition of non controlling interests	[5]	(281)							(281)
Other items	[5],[6]	(87)			142	(32)	(142)	[4]	(55)	(32)
Ending balance at Dec. 31, 2021		$ (1,424)		$ 53	$ (193)	$ (2,379)	$ 392	[4]	$ 703	$ (2,127)

[1]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[3]	Refer to Note 3(b), Basis of Presentation and Significant Accounting Policies for further details.
[4]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[5]	Refer to Note 5, Acquisition of Businesses for further details.
[6]	Refer to Note 4, Disposition of Businesses for further details.